Cover	Sep. 04, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Entity Registrant Name	BLUE LASER FUSION, INC.
Entity Central Index Key	0001938570
Document Period End Date	Sep. 04, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56581
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1593753
Entity Address, Address Line One	6950 Hollister Ave
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	650
Local Phone Number	906-0323
Entity Emerging Growth Company	true
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false